Income taxes - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Temporary differences, tax losses carry forward and tax credits with no recognized deferred tax asset	€ 21,569	€ 20,214
Deferred tax assets derecognized (re-recognized)	524	107	€ 77
Net income tax liability relating to uncertain tax positions	184	182
Tax expense (income) relating to changes in accounting policies and errors included in profit or loss	400
Undistributed earnings, deferred tax liability not recognized	€ 356	388
Finland
Deferred tax assets and liabilities
Deferred tax assets derecognized (re-recognized)		€ 2,500